STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT	9 Months Ended
Dec. 31, 2021 USD ($) shares
Class A Common Stock | Ordinary Shares
Increase (decrease) in stockholders' (deficit) equity
Balance at the beginning	$ 0
Balance at the beginning (in shares) | shares	0
Sale of 1,060,000 Private Placement Shares	$ 106
Sale of 1,060,000 Private Placement Shares (in shares) | shares	1,060,000
Balance at the end	$ 106
Balance at the end (in shares) | shares	1,060,000
Class A Common Stock
Increase (decrease) in stockholders' (deficit) equity
Accretion of Class A ordinary shares to redemption amount	$ (28,178,166)
Proceeds allocated to Public Warrants	(7,475,000)
Class B Common Stock | Ordinary Shares
Increase (decrease) in stockholders' (deficit) equity
Balance at the beginning	$ 0
Balance at the beginning (in shares) | shares	0
Issuance of Class B ordinary shares to Sponsor	$ 805
Issuance of Class B ordinary shares to Sponsor (in shares) | shares	8,050,000
Balance at the end	$ 805
Balance at the end (in shares) | shares	8,050,000
Additional Paid-in Capital
Increase (decrease) in stockholders' (deficit) equity
Balance at the beginning	$ 0
Issuance of Class B ordinary shares to Sponsor	24,195
Sale of 1,060,000 Private Placement Shares	10,599,894
Accretion of Class A ordinary shares to redemption amount	(17,533,406)
Proceeds allocated to Public Warrants	7,475,000
Offering costs associated with issuance of Public Warrants	565,683
Balance at the end	0
Accumulated Deficit
Increase (decrease) in stockholders' (deficit) equity
Balance at the beginning	0
Accretion of Class A ordinary shares to redemption amount	(10,644,761)
Net loss	(229,230)
Balance at the end	(10,873,991)
Balance at the beginning	0
Issuance of Class B ordinary shares to Sponsor	25,000
Sale of 1,060,000 Private Placement Shares	$ 10,600,000
Sale of 1,060,000 Private Placement Shares (in shares) | shares	1,060,000
Accretion of Class A ordinary shares to redemption amount	$ (28,178,166)
Proceeds allocated to Public Warrants	7,475,000
Offering costs associated with issuance of Public Warrants	565,683
Net loss	(229,230)
Balance at the end	$ (10,873,080)